Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	TCW Metropolitan West Funds
Entity Central Index Key	0001028621
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000003063
Shareholder Report [Line Items]
Fund Name	TCW MetWest Low Duration Bond Fund
Class Name	Class I
Trading Symbol	MWLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW MetWest Low Duration Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW MetWest Low Duration Bond Fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$22	0.44%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[1]
AssetsNet	$ 892,374,566
Holdings Count | Holding	490
InvestmentCompanyPortfolioTurnover	248.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$892,374,566 # of Portfolio Holdings490 Portfolio Turnover Rate248%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Corporate Bonds	31.1%
Residential Mortgage-Backed Securities - Agency	28.2%
U.S. Treasury Securities	14.9%
Asset-Backed Securities	14.9%
Residential Mortgage-Backed Securities - Non-Agency	11.9%
Commercial Mortgage-Backed Securities - Non-Agency	8.7%
Short-Term Investments	7.8%
Bank Loans	1.3%
Other Security TypesFootnote Reference*	2.2%
Liabilities in Excess of Other Assets	(21.0%)
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes, 3.50%, due 09/30/27	10.0%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 03/01/40	3.6%
Uniform Mortgage-Backed Security, TBA, 4.50%, due 04/01/40	3.4%
U.S. Treasury Notes, 3.63%, due 09/30/30	3.0%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 09/01/37	2.2%
U.S. Treasury Notes, 3.38%, due 09/15/28	1.8%
JPMorgan Chase & Co., 1.04%, due 02/04/27 (3 mo. USD Term SOFR + 0.695%)	1.6%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 02/01/37	1.5%
Government National Mortgage Association REMICS, Class FB, 5.54%, due 09/20/54 (30 day USD SOFR Average + 1.150%)	1.5%
Federal National Mortgage Association REMICS, Class FB, 5.56%, due 10/25/54 (30 day USD SOFR Average + 1.200%)	1.5%

Material Fund Change [Text Block]
Accountant Change Date	Sep. 30, 2025
C000003064
Shareholder Report [Line Items]
Fund Name	TCW MetWest Low Duration Bond Fund
Class Name	Class M
Trading Symbol	MWLDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW MetWest Low Duration Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW MetWest Low Duration Bond Fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class M	$32	0.63%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%	[2]
AssetsNet	$ 892,374,566
Holdings Count | Holding	490
InvestmentCompanyPortfolioTurnover	248.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$892,374,566 # of Portfolio Holdings490 Portfolio Turnover Rate248%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Corporate Bonds	31.1%
Residential Mortgage-Backed Securities - Agency	28.2%
U.S. Treasury Securities	14.9%
Asset-Backed Securities	14.9%
Residential Mortgage-Backed Securities - Non-Agency	11.9%
Commercial Mortgage-Backed Securities - Non-Agency	8.7%
Short-Term Investments	7.8%
Bank Loans	1.3%
Other Security TypesFootnote Reference*	2.2%
Liabilities in Excess of Other Assets	(21.0%)
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes, 3.50%, due 09/30/27	10.0%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 03/01/40	3.6%
Uniform Mortgage-Backed Security, TBA, 4.50%, due 04/01/40	3.4%
U.S. Treasury Notes, 3.63%, due 09/30/30	3.0%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 09/01/37	2.2%
U.S. Treasury Notes, 3.38%, due 09/15/28	1.8%
JPMorgan Chase & Co., 1.04%, due 02/04/27 (3 mo. USD Term SOFR + 0.695%)	1.6%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 02/01/37	1.5%
Government National Mortgage Association REMICS, Class FB, 5.54%, due 09/20/54 (30 day USD SOFR Average + 1.150%)	1.5%
Federal National Mortgage Association REMICS, Class FB, 5.56%, due 10/25/54 (30 day USD SOFR Average + 1.200%)	1.5%

Material Fund Change [Text Block]
Accountant Change Date	Sep. 30, 2025
C000058169
Shareholder Report [Line Items]
Fund Name	TCW MetWest Low Duration Bond Fund
Class Name	Administrative Class
Trading Symbol	MWLNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW MetWest Low Duration Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW MetWest Low Duration Bond Fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Administrative Class	$41	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%	[3]
AssetsNet	$ 892,374,566
Holdings Count | Holding	490
InvestmentCompanyPortfolioTurnover	248.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$892,374,566 # of Portfolio Holdings490 Portfolio Turnover Rate248%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Corporate Bonds	31.1%
Residential Mortgage-Backed Securities - Agency	28.2%
U.S. Treasury Securities	14.9%
Asset-Backed Securities	14.9%
Residential Mortgage-Backed Securities - Non-Agency	11.9%
Commercial Mortgage-Backed Securities - Non-Agency	8.7%
Short-Term Investments	7.8%
Bank Loans	1.3%
Other Security TypesFootnote Reference*	2.2%
Liabilities in Excess of Other Assets	(21.0%)
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes, 3.50%, due 09/30/27	10.0%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 03/01/40	3.6%
Uniform Mortgage-Backed Security, TBA, 4.50%, due 04/01/40	3.4%
U.S. Treasury Notes, 3.63%, due 09/30/30	3.0%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 09/01/37	2.2%
U.S. Treasury Notes, 3.38%, due 09/15/28	1.8%
JPMorgan Chase & Co., 1.04%, due 02/04/27 (3 mo. USD Term SOFR + 0.695%)	1.6%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 02/01/37	1.5%
Government National Mortgage Association REMICS, Class FB, 5.54%, due 09/20/54 (30 day USD SOFR Average + 1.150%)	1.5%
Federal National Mortgage Association REMICS, Class FB, 5.56%, due 10/25/54 (30 day USD SOFR Average + 1.200%)	1.5%

Material Fund Change [Text Block]
Accountant Change Date	Sep. 30, 2025
C000263828
Shareholder Report [Line Items]
Fund Name	TCW MetWest Low Duration Bond Fund
Class Name	Class I-3
Trading Symbol	MWLZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW MetWest Low Duration Bond Fund for the period of August 26, 2025 (commencement of operations) to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW MetWest Low Duration Bond Fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I-3	$5Footnote Reference+	0.51%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote+	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 5	[4]
Expense Ratio, Percent	0.51%	[5]
Expenses Short Period Footnote [Text Block]	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.
Performance Inception Date	Aug. 26, 2025
AssetsNet	$ 892,374,566
Holdings Count | Holding	490
InvestmentCompanyPortfolioTurnover	248.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$892,374,566 # of Portfolio Holdings490 Portfolio Turnover Rate248%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Corporate Bonds	31.1%
Residential Mortgage-Backed Securities - Agency	28.2%
U.S. Treasury Securities	14.9%
Asset-Backed Securities	14.9%
Residential Mortgage-Backed Securities - Non-Agency	11.9%
Commercial Mortgage-Backed Securities - Non-Agency	8.7%
Short-Term Investments	7.8%
Bank Loans	1.3%
Other Security TypesFootnote Reference*	2.2%
Liabilities in Excess of Other Assets	(21.0%)
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes, 3.50%, due 09/30/27	10.0%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 03/01/40	3.6%
Uniform Mortgage-Backed Security, TBA, 4.50%, due 04/01/40	3.4%
U.S. Treasury Notes, 3.63%, due 09/30/30	3.0%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 09/01/37	2.2%
U.S. Treasury Notes, 3.38%, due 09/15/28	1.8%
JPMorgan Chase & Co., 1.04%, due 02/04/27 (3 mo. USD Term SOFR + 0.695%)	1.6%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 02/01/37	1.5%
Government National Mortgage Association REMICS, Class FB, 5.54%, due 09/20/54 (30 day USD SOFR Average + 1.150%)	1.5%
Federal National Mortgage Association REMICS, Class FB, 5.56%, due 10/25/54 (30 day USD SOFR Average + 1.200%)	1.5%

Material Fund Change [Text Block]
Accountant Change Date	Sep. 30, 2025
C000003065
Shareholder Report [Line Items]
Fund Name	TCW MetWest Total Return Bond Fund
Class Name	Class I
Trading Symbol	MWTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW MetWest Total Return Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW MetWest Total Return Bond Fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$23	0.46%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%	[6]
AssetsNet	$ 32,373,239,771
Holdings Count | Holding	1,586
InvestmentCompanyPortfolioTurnover	193.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$32,373,239,771 # of Portfolio Holdings1,586 Portfolio Turnover Rate193%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Residential Mortgage-Backed Securities - Agency	35.5%
U.S. Treasury Securities	20.0%
Corporate Bonds	16.3%
Short-Term Investments	14.1%
Residential Mortgage-Backed Securities - Non-Agency	11.1%
Commercial Mortgage-Backed Securities - Non-Agency	4.3%
Asset-Backed Securities	3.6%
Bank Loans	1.8%
Other Security TypesFootnote Reference*	3.3%
Liabilities in Excess of Other Assets	(10.0%)
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes, 3.63%, due 09/30/30	7.0%
U.S. Treasury Bonds, 4.75%, due 08/15/55	3.5%
U.S. Treasury Notes, 3.88%, due 09/30/32	3.3%
U.S. Treasury Bonds, 4.88%, due 08/15/45	3.1%
U.S. Treasury Notes, 4.25%, due 08/15/35	2.3%
Government National Mortgage Association, TBA, 5.00%, due 04/01/55	1.2%
Government National Mortgage Association, TBA, 2.50%, due 12/01/51	1.1%
Federal National Mortgage Association, 4.00%, due 06/01/52	1.1%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 02/01/52	1.0%
Federal National Mortgage Association, 2.00%, due 12/01/51	1.0%

Material Fund Change [Text Block]
Accountant Change Date	Sep. 30, 2025
C000003066
Shareholder Report [Line Items]
Fund Name	TCW MetWest Total Return Bond Fund
Class Name	Class M
Trading Symbol	MWTRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW MetWest Total Return Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW MetWest Total Return Bond Fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class M	$35	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%	[7]
AssetsNet	$ 32,373,239,771
Holdings Count | Holding	1,586
InvestmentCompanyPortfolioTurnover	193.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$32,373,239,771 # of Portfolio Holdings1,586 Portfolio Turnover Rate193%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Residential Mortgage-Backed Securities - Agency	35.5%
U.S. Treasury Securities	20.0%
Corporate Bonds	16.3%
Short-Term Investments	14.1%
Residential Mortgage-Backed Securities - Non-Agency	11.1%
Commercial Mortgage-Backed Securities - Non-Agency	4.3%
Asset-Backed Securities	3.6%
Bank Loans	1.8%
Other Security TypesFootnote Reference*	3.3%
Liabilities in Excess of Other Assets	(10.0%)
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes, 3.63%, due 09/30/30	7.0%
U.S. Treasury Bonds, 4.75%, due 08/15/55	3.5%
U.S. Treasury Notes, 3.88%, due 09/30/32	3.3%
U.S. Treasury Bonds, 4.88%, due 08/15/45	3.1%
U.S. Treasury Notes, 4.25%, due 08/15/35	2.3%
Government National Mortgage Association, TBA, 5.00%, due 04/01/55	1.2%
Government National Mortgage Association, TBA, 2.50%, due 12/01/51	1.1%
Federal National Mortgage Association, 4.00%, due 06/01/52	1.1%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 02/01/52	1.0%
Federal National Mortgage Association, 2.00%, due 12/01/51	1.0%

Material Fund Change [Text Block]
Accountant Change Date	Sep. 30, 2025
C000058170
Shareholder Report [Line Items]
Fund Name	TCW MetWest Total Return Bond Fund
Class Name	Administrative Class
Trading Symbol	MWTNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW MetWest Total Return Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW MetWest Total Return Bond Fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Administrative Class	$40	0.79%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%	[8]
AssetsNet	$ 32,373,239,771
Holdings Count | Holding	1,586
InvestmentCompanyPortfolioTurnover	193.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$32,373,239,771 # of Portfolio Holdings1,586 Portfolio Turnover Rate193%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Residential Mortgage-Backed Securities - Agency	35.5%
U.S. Treasury Securities	20.0%
Corporate Bonds	16.3%
Short-Term Investments	14.1%
Residential Mortgage-Backed Securities - Non-Agency	11.1%
Commercial Mortgage-Backed Securities - Non-Agency	4.3%
Asset-Backed Securities	3.6%
Bank Loans	1.8%
Other Security TypesFootnote Reference*	3.3%
Liabilities in Excess of Other Assets	(10.0%)
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes, 3.63%, due 09/30/30	7.0%
U.S. Treasury Bonds, 4.75%, due 08/15/55	3.5%
U.S. Treasury Notes, 3.88%, due 09/30/32	3.3%
U.S. Treasury Bonds, 4.88%, due 08/15/45	3.1%
U.S. Treasury Notes, 4.25%, due 08/15/35	2.3%
Government National Mortgage Association, TBA, 5.00%, due 04/01/55	1.2%
Government National Mortgage Association, TBA, 2.50%, due 12/01/51	1.1%
Federal National Mortgage Association, 4.00%, due 06/01/52	1.1%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 02/01/52	1.0%
Federal National Mortgage Association, 2.00%, due 12/01/51	1.0%

Material Fund Change [Text Block]
Accountant Change Date	Sep. 30, 2025
C000102908
Shareholder Report [Line Items]
Fund Name	TCW MetWest Total Return Bond Fund
Class Name	Plan Class
Trading Symbol	MWTSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW MetWest Total Return Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW MetWest Total Return Bond Fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Plan Class	$19	0.38%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[9]
AssetsNet	$ 32,373,239,771
Holdings Count | Holding	1,586
InvestmentCompanyPortfolioTurnover	193.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$32,373,239,771 # of Portfolio Holdings1,586 Portfolio Turnover Rate193%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Residential Mortgage-Backed Securities - Agency	35.5%
U.S. Treasury Securities	20.0%
Corporate Bonds	16.3%
Short-Term Investments	14.1%
Residential Mortgage-Backed Securities - Non-Agency	11.1%
Commercial Mortgage-Backed Securities - Non-Agency	4.3%
Asset-Backed Securities	3.6%
Bank Loans	1.8%
Other Security TypesFootnote Reference*	3.3%
Liabilities in Excess of Other Assets	(10.0%)
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes, 3.63%, due 09/30/30	7.0%
U.S. Treasury Bonds, 4.75%, due 08/15/55	3.5%
U.S. Treasury Notes, 3.88%, due 09/30/32	3.3%
U.S. Treasury Bonds, 4.88%, due 08/15/45	3.1%
U.S. Treasury Notes, 4.25%, due 08/15/35	2.3%
Government National Mortgage Association, TBA, 5.00%, due 04/01/55	1.2%
Government National Mortgage Association, TBA, 2.50%, due 12/01/51	1.1%
Federal National Mortgage Association, 4.00%, due 06/01/52	1.1%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 02/01/52	1.0%
Federal National Mortgage Association, 2.00%, due 12/01/51	1.0%

Material Fund Change [Text Block]
Accountant Change Date	Sep. 30, 2025
C000218401
Shareholder Report [Line Items]
Fund Name	TCW MetWest Total Return Bond Fund
Class Name	Class I-2
Trading Symbol	MWTTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW MetWest Total Return Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW MetWest Total Return Bond Fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I-2	$27	0.53%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%	[10]
AssetsNet	$ 32,373,239,771
Holdings Count | Holding	1,586
InvestmentCompanyPortfolioTurnover	193.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$32,373,239,771 # of Portfolio Holdings1,586 Portfolio Turnover Rate193%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Residential Mortgage-Backed Securities - Agency	35.5%
U.S. Treasury Securities	20.0%
Corporate Bonds	16.3%
Short-Term Investments	14.1%
Residential Mortgage-Backed Securities - Non-Agency	11.1%
Commercial Mortgage-Backed Securities - Non-Agency	4.3%
Asset-Backed Securities	3.6%
Bank Loans	1.8%
Other Security TypesFootnote Reference*	3.3%
Liabilities in Excess of Other Assets	(10.0%)
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes, 3.63%, due 09/30/30	7.0%
U.S. Treasury Bonds, 4.75%, due 08/15/55	3.5%
U.S. Treasury Notes, 3.88%, due 09/30/32	3.3%
U.S. Treasury Bonds, 4.88%, due 08/15/45	3.1%
U.S. Treasury Notes, 4.25%, due 08/15/35	2.3%
Government National Mortgage Association, TBA, 5.00%, due 04/01/55	1.2%
Government National Mortgage Association, TBA, 2.50%, due 12/01/51	1.1%
Federal National Mortgage Association, 4.00%, due 06/01/52	1.1%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 02/01/52	1.0%
Federal National Mortgage Association, 2.00%, due 12/01/51	1.0%

Material Fund Change [Text Block]
Accountant Change Date	Sep. 30, 2025
C000263829
Shareholder Report [Line Items]
Fund Name	TCW MetWest Total Return Bond Fund
Class Name	Class I-3
Trading Symbol	MWTZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW MetWest Total Return Bond Fund for the period of August 26, 2025 (commencement of operations) to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW MetWest Total Return Bond Fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I-3	$6Footnote Reference+	0.57%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote+	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 6	[11]
Expense Ratio, Percent	0.57%	[12]
Expenses Short Period Footnote [Text Block]	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.
Performance Inception Date	Aug. 26, 2025
AssetsNet	$ 32,373,239,771
Holdings Count | Holding	1,586
InvestmentCompanyPortfolioTurnover	193.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$32,373,239,771 # of Portfolio Holdings1,586 Portfolio Turnover Rate193%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Residential Mortgage-Backed Securities - Agency	35.5%
U.S. Treasury Securities	20.0%
Corporate Bonds	16.3%
Short-Term Investments	14.1%
Residential Mortgage-Backed Securities - Non-Agency	11.1%
Commercial Mortgage-Backed Securities - Non-Agency	4.3%
Asset-Backed Securities	3.6%
Bank Loans	1.8%
Other Security TypesFootnote Reference*	3.3%
Liabilities in Excess of Other Assets	(10.0%)
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes, 3.63%, due 09/30/30	7.0%
U.S. Treasury Bonds, 4.75%, due 08/15/55	3.5%
U.S. Treasury Notes, 3.88%, due 09/30/32	3.3%
U.S. Treasury Bonds, 4.88%, due 08/15/45	3.1%
U.S. Treasury Notes, 4.25%, due 08/15/35	2.3%
Government National Mortgage Association, TBA, 5.00%, due 04/01/55	1.2%
Government National Mortgage Association, TBA, 2.50%, due 12/01/51	1.1%
Federal National Mortgage Association, 4.00%, due 06/01/52	1.1%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 02/01/52	1.0%
Federal National Mortgage Association, 2.00%, due 12/01/51	1.0%

Material Fund Change [Text Block]
Accountant Change Date	Sep. 30, 2025
C000003068
Shareholder Report [Line Items]
Fund Name	TCW MetWest High Yield Bond Fund
Class Name	Class I
Trading Symbol	MWHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW MetWest High Yield Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW MetWest High Yield Bond Fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$31	0.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[13]
AssetsNet	$ 430,302,725
Holdings Count | Holding	329
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$430,302,725 # of Portfolio Holdings329 Portfolio Turnover Rate58%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Corporate Bonds	85.1%
Bank Loans	11.0%
Short-Term Investments	4.1%
Convertible Corporate Bonds	0.1%
Common Stock	0.0%
Warrants	0.0%
Liabilities in Excess of Other Assets	(0.3%)

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

CSC Holdings LLC, 6.50%, due 02/01/29	1.2%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, due 05/15/27	1.1%
Sunoco LP, 7.88%, due 09/18/30 (5 yr. CMT + 4.230%)	1.0%
TransDigm, Inc., 6.38%, due 03/01/29	1.0%
Jane Street Group/JSG Finance, Inc., 6.13%, due 11/01/32	1.0%
Tenet Healthcare Corp., 4.63%, due 06/15/28	0.9%
Warnermedia Holdings, Inc., 5.05%, due 03/15/42	0.8%
1261229 BC Ltd., 10.00%, due 04/15/32	0.8%
American Electric Power Co., Inc., 6.05%, due 03/15/56 (5 yr. CMT + 1.940%)	0.8%
PNC Financial Services Group, Inc., 3.40%, due 09/15/26 (5 yr. CMT + 2.595%)	0.8%

Material Fund Change [Text Block]
Accountant Change Date	Sep. 30, 2025
C000003069
Shareholder Report [Line Items]
Fund Name	TCW MetWest High Yield Bond Fund
Class Name	Class M
Trading Symbol	MWHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW MetWest High Yield Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW MetWest High Yield Bond Fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class M	$44	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%	[14]
AssetsNet	$ 430,302,725
Holdings Count | Holding	329
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$430,302,725 # of Portfolio Holdings329 Portfolio Turnover Rate58%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Corporate Bonds	85.1%
Bank Loans	11.0%
Short-Term Investments	4.1%
Convertible Corporate Bonds	0.1%
Common Stock	0.0%
Warrants	0.0%
Liabilities in Excess of Other Assets	(0.3%)

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

CSC Holdings LLC, 6.50%, due 02/01/29	1.2%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, due 05/15/27	1.1%
Sunoco LP, 7.88%, due 09/18/30 (5 yr. CMT + 4.230%)	1.0%
TransDigm, Inc., 6.38%, due 03/01/29	1.0%
Jane Street Group/JSG Finance, Inc., 6.13%, due 11/01/32	1.0%
Tenet Healthcare Corp., 4.63%, due 06/15/28	0.9%
Warnermedia Holdings, Inc., 5.05%, due 03/15/42	0.8%
1261229 BC Ltd., 10.00%, due 04/15/32	0.8%
American Electric Power Co., Inc., 6.05%, due 03/15/56 (5 yr. CMT + 1.940%)	0.8%
PNC Financial Services Group, Inc., 3.40%, due 09/15/26 (5 yr. CMT + 2.595%)	0.8%

Material Fund Change [Text Block]
Accountant Change Date	Sep. 30, 2025
C000263830
Shareholder Report [Line Items]
Fund Name	TCW MetWest High Yield Bond Fund
Class Name	Class I-3
Trading Symbol	MWHZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW MetWest High Yield Bond Fund for the period of August 26, 2025 (commencement of operations) to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW MetWest High Yield Bond Fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I-3	$7Footnote Reference+	0.73%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote+	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 7	[15]
Expense Ratio, Percent	0.73%	[16]
Expenses Short Period Footnote [Text Block]	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.
Performance Inception Date	Aug. 26, 2025
AssetsNet	$ 430,302,725
Holdings Count | Holding	329
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$430,302,725 # of Portfolio Holdings329 Portfolio Turnover Rate58%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Corporate Bonds	85.1%
Bank Loans	11.0%
Short-Term Investments	4.1%
Convertible Corporate Bonds	0.1%
Common Stock	0.0%
Warrants	0.0%
Liabilities in Excess of Other Assets	(0.3%)

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

CSC Holdings LLC, 6.50%, due 02/01/29	1.2%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, due 05/15/27	1.1%
Sunoco LP, 7.88%, due 09/18/30 (5 yr. CMT + 4.230%)	1.0%
TransDigm, Inc., 6.38%, due 03/01/29	1.0%
Jane Street Group/JSG Finance, Inc., 6.13%, due 11/01/32	1.0%
Tenet Healthcare Corp., 4.63%, due 06/15/28	0.9%
Warnermedia Holdings, Inc., 5.05%, due 03/15/42	0.8%
1261229 BC Ltd., 10.00%, due 04/15/32	0.8%
American Electric Power Co., Inc., 6.05%, due 03/15/56 (5 yr. CMT + 1.940%)	0.8%
PNC Financial Services Group, Inc., 3.40%, due 09/15/26 (5 yr. CMT + 2.595%)	0.8%

Material Fund Change [Text Block]
Accountant Change Date	Sep. 30, 2025
C000003072
Shareholder Report [Line Items]
Fund Name	TCW MetWest Ultra Short Bond Fund
Class Name	Class I
Trading Symbol	MWUIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW MetWest Ultra Short Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW MetWest Ultra Short Bond Fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$17	0.34%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[17]
AssetsNet	$ 41,854,147
Holdings Count | Holding	230
InvestmentCompanyPortfolioTurnover	297.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$41,854,147 # of Portfolio Holdings230 Portfolio Turnover Rate297%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Residential Mortgage-Backed Securities - Agency	27.9%
Corporate Bonds	27.3%
U.S. Treasury Securities	22.2%
Asset-Backed Securities	13.3%
Short-Term Investments	13.2%
Commercial Mortgage-Backed Securities - Non-Agency	7.6%
Residential Mortgage-Backed Securities - Non-Agency	5.2%
U.S. Government Agency Obligations	3.8%
Other Security TypesFootnote Reference*	1.4%
Liabilities in Excess of Other Assets	(21.9%)
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes, 3.50%, due 09/30/27	16.9%
U.S. International Development Finance Corp., 1.49%, due 08/15/31	3.8%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 03/01/40	3.7%
U.S. Treasury Notes, 3.63%, due 09/30/30	3.4%
Uniform Mortgage-Backed Security, TBA, 4.50%, due 04/01/40	3.4%
JPMorgan Chase & Co., 1.04%, due 02/04/27 (3 mo. USD Term SOFR + 0.695%)	2.8%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 09/01/37	2.4%
Bank of America Corp., 3.82%, due 01/20/28 (3 mo. USD Term SOFR + 1.837%)	2.3%
U.S. Treasury Notes, 3.38%, due 09/15/28	1.9%
Citigroup, Inc., 1.46%, due 06/09/27 (1 day USD SOFR + 0.770%)	1.9%

Material Fund Change [Text Block]
Accountant Change Date	Sep. 30, 2025
C000003073
Shareholder Report [Line Items]
Fund Name	TCW MetWest Ultra Short Bond Fund
Class Name	Class M
Trading Symbol	MWUSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW MetWest Ultra Short Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW MetWest Ultra Short Bond Fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class M	$25	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[18]
AssetsNet	$ 41,854,147
Holdings Count | Holding	230
InvestmentCompanyPortfolioTurnover	297.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$41,854,147 # of Portfolio Holdings230 Portfolio Turnover Rate297%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Residential Mortgage-Backed Securities - Agency	27.9%
Corporate Bonds	27.3%
U.S. Treasury Securities	22.2%
Asset-Backed Securities	13.3%
Short-Term Investments	13.2%
Commercial Mortgage-Backed Securities - Non-Agency	7.6%
Residential Mortgage-Backed Securities - Non-Agency	5.2%
U.S. Government Agency Obligations	3.8%
Other Security TypesFootnote Reference*	1.4%
Liabilities in Excess of Other Assets	(21.9%)
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes, 3.50%, due 09/30/27	16.9%
U.S. International Development Finance Corp., 1.49%, due 08/15/31	3.8%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 03/01/40	3.7%
U.S. Treasury Notes, 3.63%, due 09/30/30	3.4%
Uniform Mortgage-Backed Security, TBA, 4.50%, due 04/01/40	3.4%
JPMorgan Chase & Co., 1.04%, due 02/04/27 (3 mo. USD Term SOFR + 0.695%)	2.8%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 09/01/37	2.4%
Bank of America Corp., 3.82%, due 01/20/28 (3 mo. USD Term SOFR + 1.837%)	2.3%
U.S. Treasury Notes, 3.38%, due 09/15/28	1.9%
Citigroup, Inc., 1.46%, due 06/09/27 (1 day USD SOFR + 0.770%)	1.9%

Material Fund Change [Text Block]
Accountant Change Date	Sep. 30, 2025
C000003074
Shareholder Report [Line Items]
Fund Name	TCW MetWest Strategic Income Fund
Class Name	Class I
Trading Symbol	MWSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW MetWest Strategic Income Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW MetWest Strategic Income Fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$41	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%	[19]
AssetsNet	$ 59,962,424
Holdings Count | Holding	569
InvestmentCompanyPortfolioTurnover	154.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$59,962,424 # of Portfolio Holdings569 Portfolio Turnover Rate154%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Residential Mortgage-Backed Securities - Non-Agency	29.2%
Corporate Bonds	25.5%
Residential Mortgage-Backed Securities - Agency	16.4%
Commercial Mortgage-Backed Securities - Non-Agency	16.1%
Asset-Backed Securities	11.7%
U.S. Treasury Securities	4.6%
Short-Term Investments	2.5%
Investment Companies	1.4%
Other Security TypesFootnote Reference*	1.7%
Liabilities in Excess of Other Assets	(9.1%)
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes, 3.63%, due 09/30/30	4.4%
TCW Private Asset Income Fund, Class I	1.4%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 03/01/55	1.4%
Government National Mortgage Association, TBA, 5.50%, due 04/01/55	1.3%
Federal Home Loan Mortgage Corp., 4.50%, due 09/01/52	1.1%
Government National Mortgage Association, TBA, 5.00%, due 04/01/55	1.0%
Goldman Sachs Group, Inc., 1.09%, due 12/09/26 (1 day USD SOFR + 0.789%)	1.0%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 01/01/52	0.9%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 02/01/52	0.9%
Government National Mortgage Association, TBA, 4.00%, due 05/01/52	0.9%

Material Fund Change [Text Block]
Accountant Change Date	Sep. 30, 2025
C000003075
Shareholder Report [Line Items]
Fund Name	TCW MetWest Strategic Income Fund
Class Name	Class M
Trading Symbol	MWSTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW MetWest Strategic Income Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW MetWest Strategic Income Fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class M	$53	1.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%	[20]
AssetsNet	$ 59,962,424
Holdings Count | Holding	569
InvestmentCompanyPortfolioTurnover	154.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$59,962,424 # of Portfolio Holdings569 Portfolio Turnover Rate154%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Residential Mortgage-Backed Securities - Non-Agency	29.2%
Corporate Bonds	25.5%
Residential Mortgage-Backed Securities - Agency	16.4%
Commercial Mortgage-Backed Securities - Non-Agency	16.1%
Asset-Backed Securities	11.7%
U.S. Treasury Securities	4.6%
Short-Term Investments	2.5%
Investment Companies	1.4%
Other Security TypesFootnote Reference*	1.7%
Liabilities in Excess of Other Assets	(9.1%)
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes, 3.63%, due 09/30/30	4.4%
TCW Private Asset Income Fund, Class I	1.4%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 03/01/55	1.4%
Government National Mortgage Association, TBA, 5.50%, due 04/01/55	1.3%
Federal Home Loan Mortgage Corp., 4.50%, due 09/01/52	1.1%
Government National Mortgage Association, TBA, 5.00%, due 04/01/55	1.0%
Goldman Sachs Group, Inc., 1.09%, due 12/09/26 (1 day USD SOFR + 0.789%)	1.0%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 01/01/52	0.9%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 02/01/52	0.9%
Government National Mortgage Association, TBA, 4.00%, due 05/01/52	0.9%

Material Fund Change [Text Block]
Accountant Change Date	Sep. 30, 2025
C000105186
Shareholder Report [Line Items]
Fund Name	TCW MetWest Unconstrained Bond Fund
Class Name	Class I
Trading Symbol	MWCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW MetWest Unconstrained Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW MetWest Unconstrained Bond Fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$38	0.74%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%	[21]
AssetsNet	$ 2,752,442,737
Holdings Count | Holding	937
InvestmentCompanyPortfolioTurnover	131.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$2,752,442,737 # of Portfolio Holdings937 Portfolio Turnover Rate131%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Residential Mortgage-Backed Securities - Non-Agency	27.2%
Residential Mortgage-Backed Securities - Agency	21.8%
Corporate Bonds	17.6%
Commercial Mortgage-Backed Securities - Non-Agency	12.6%
Asset-Backed Securities	11.3%
U.S. Treasury Securities	8.3%
Bank Loans	3.7%
Foreign Government Bonds	2.2%
Other Security TypesFootnote Reference*	5.5%
Liabilities in Excess of Other Assets	(10.2%)
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes, 3.63%, due 09/30/30	7.2%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 03/01/55	1.8%
Government National Mortgage Association, TBA, 5.50%, due 04/01/55	1.5%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 02/01/52	1.4%
TCW Private Asset Income Fund, Class I	1.3%
Government National Mortgage Association, TBA, 5.00%, due 04/01/55	1.2%
U.S. Treasury Notes, 3.50%, due 09/30/27	1.1%
Federal Home Loan Mortgage Corp., 4.50%, due 12/01/52	1.1%
Government National Mortgage Association, TBA, 3.50%, due 02/01/52	0.9%
Federal Home Loan Mortgage Corp., 4.00%, due 11/01/52	0.8%

Material Fund Change [Text Block]
Accountant Change Date	Sep. 30, 2025
C000105185
Shareholder Report [Line Items]
Fund Name	TCW MetWest Unconstrained Bond Fund
Class Name	Class M
Trading Symbol	MWCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW MetWest Unconstrained Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW MetWest Unconstrained Bond Fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class M	$53	1.03%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.03%	[22]
AssetsNet	$ 2,752,442,737
Holdings Count | Holding	937
InvestmentCompanyPortfolioTurnover	131.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$2,752,442,737 # of Portfolio Holdings937 Portfolio Turnover Rate131%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Residential Mortgage-Backed Securities - Non-Agency	27.2%
Residential Mortgage-Backed Securities - Agency	21.8%
Corporate Bonds	17.6%
Commercial Mortgage-Backed Securities - Non-Agency	12.6%
Asset-Backed Securities	11.3%
U.S. Treasury Securities	8.3%
Bank Loans	3.7%
Foreign Government Bonds	2.2%
Other Security TypesFootnote Reference*	5.5%
Liabilities in Excess of Other Assets	(10.2%)
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes, 3.63%, due 09/30/30	7.2%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 03/01/55	1.8%
Government National Mortgage Association, TBA, 5.50%, due 04/01/55	1.5%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 02/01/52	1.4%
TCW Private Asset Income Fund, Class I	1.3%
Government National Mortgage Association, TBA, 5.00%, due 04/01/55	1.2%
U.S. Treasury Notes, 3.50%, due 09/30/27	1.1%
Federal Home Loan Mortgage Corp., 4.50%, due 12/01/52	1.1%
Government National Mortgage Association, TBA, 3.50%, due 02/01/52	0.9%
Federal Home Loan Mortgage Corp., 4.00%, due 11/01/52	0.8%

Material Fund Change [Text Block]
Accountant Change Date	Sep. 30, 2025
C000218402
Shareholder Report [Line Items]
Fund Name	TCW MetWest Unconstrained Bond Fund
Class Name	Plan Class
Trading Symbol	MWCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW MetWest Unconstrained Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW MetWest Unconstrained Bond Fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Plan Class	$35	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%	[23]
AssetsNet	$ 2,752,442,737
Holdings Count | Holding	937
InvestmentCompanyPortfolioTurnover	131.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$2,752,442,737 # of Portfolio Holdings937 Portfolio Turnover Rate131%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Residential Mortgage-Backed Securities - Non-Agency	27.2%
Residential Mortgage-Backed Securities - Agency	21.8%
Corporate Bonds	17.6%
Commercial Mortgage-Backed Securities - Non-Agency	12.6%
Asset-Backed Securities	11.3%
U.S. Treasury Securities	8.3%
Bank Loans	3.7%
Foreign Government Bonds	2.2%
Other Security TypesFootnote Reference*	5.5%
Liabilities in Excess of Other Assets	(10.2%)
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes, 3.63%, due 09/30/30	7.2%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 03/01/55	1.8%
Government National Mortgage Association, TBA, 5.50%, due 04/01/55	1.5%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 02/01/52	1.4%
TCW Private Asset Income Fund, Class I	1.3%
Government National Mortgage Association, TBA, 5.00%, due 04/01/55	1.2%
U.S. Treasury Notes, 3.50%, due 09/30/27	1.1%
Federal Home Loan Mortgage Corp., 4.50%, due 12/01/52	1.1%
Government National Mortgage Association, TBA, 3.50%, due 02/01/52	0.9%
Federal Home Loan Mortgage Corp., 4.00%, due 11/01/52	0.8%

Material Fund Change [Text Block]
Accountant Change Date	Sep. 30, 2025
C000263831
Shareholder Report [Line Items]
Fund Name	TCW MetWest Unconstrained Bond Fund
Class Name	Class I-3
Trading Symbol	MWCZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW MetWest Unconstrained Bond Fund for the period of August 26, 2025 (commencement of operations) to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW MetWest Unconstrained Bond Fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I-3	$2Footnote Reference+	0.23%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote+	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 2	[24]
Expense Ratio, Percent	0.23%	[25]
Expenses Short Period Footnote [Text Block]	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.
Performance Inception Date	Aug. 26, 2025
AssetsNet	$ 2,752,442,737
Holdings Count | Holding	937
InvestmentCompanyPortfolioTurnover	131.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$2,752,442,737 # of Portfolio Holdings937 Portfolio Turnover Rate131%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Residential Mortgage-Backed Securities - Non-Agency	27.2%
Residential Mortgage-Backed Securities - Agency	21.8%
Corporate Bonds	17.6%
Commercial Mortgage-Backed Securities - Non-Agency	12.6%
Asset-Backed Securities	11.3%
U.S. Treasury Securities	8.3%
Bank Loans	3.7%
Foreign Government Bonds	2.2%
Other Security TypesFootnote Reference*	5.5%
Liabilities in Excess of Other Assets	(10.2%)
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes, 3.63%, due 09/30/30	7.2%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 03/01/55	1.8%
Government National Mortgage Association, TBA, 5.50%, due 04/01/55	1.5%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 02/01/52	1.4%
TCW Private Asset Income Fund, Class I	1.3%
Government National Mortgage Association, TBA, 5.00%, due 04/01/55	1.2%
U.S. Treasury Notes, 3.50%, due 09/30/27	1.1%
Federal Home Loan Mortgage Corp., 4.50%, due 12/01/52	1.1%
Government National Mortgage Association, TBA, 3.50%, due 02/01/52	0.9%
Federal Home Loan Mortgage Corp., 4.00%, due 11/01/52	0.8%

Material Fund Change [Text Block]
Accountant Change Date	Sep. 30, 2025
C000201585
Shareholder Report [Line Items]
Fund Name	TCW MetWest Investment Grade Credit Fund
Class Name	Class I
Trading Symbol	MWIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW MetWest Investment Grade Credit Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW MetWest Investment Grade Credit Fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$25	0.49%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[26]
AssetsNet	$ 27,815,802
Holdings Count | Holding	465
InvestmentCompanyPortfolioTurnover	165.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$27,815,802 # of Portfolio Holdings465 Portfolio Turnover Rate165%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Corporate Bonds	61.8%
Residential Mortgage-Backed Securities - Agency	14.1%
U.S. Treasury Securities	11.3%
Commercial Mortgage-Backed Securities - Non-Agency	8.7%
Residential Mortgage-Backed Securities - Non-Agency	5.5%
Short-Term Investments	5.4%
Asset-Backed Securities	3.6%
Municipal Bonds	2.5%
Other Security TypesFootnote Reference*	0.8%
Liabilities in Excess of Other Assets	(13.7%)
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes, 3.50%, due 09/30/27	6.2%
U.S. Treasury Notes, 4.25%, due 08/15/35	3.6%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 02/01/52	1.8%
Federal National Mortgage Association, 4.50%, due 02/01/53	1.5%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 01/01/52	1.5%
Bank of America Corp., 2.30%, due 07/21/32 (1 day USD SOFR + 1.220%)	1.4%
Uniform Mortgage-Backed Security, TBA, 3.00%, due 12/01/51	1.3%
JPMorgan Chase & Co., 1.95%, due 02/04/32 (1 day USD SOFR + 1.065%)	1.2%
Wells Fargo & Co., 3.35%, due 03/02/33 (1 day USD SOFR + 1.500%)	1.0%
U.S. Treasury Notes, 3.63%, due 09/30/30	0.9%

Material Fund Change [Text Block]
Accountant Change Date	Sep. 30, 2025
C000201586
Shareholder Report [Line Items]
Fund Name	TCW MetWest Investment Grade Credit Fund
Class Name	Class M
Trading Symbol	MWISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW MetWest Investment Grade Credit Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW MetWest Investment Grade Credit Fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class M	$36	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[27]
AssetsNet	$ 27,815,802
Holdings Count | Holding	465
InvestmentCompanyPortfolioTurnover	165.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$27,815,802 # of Portfolio Holdings465 Portfolio Turnover Rate165%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Corporate Bonds	61.8%
Residential Mortgage-Backed Securities - Agency	14.1%
U.S. Treasury Securities	11.3%
Commercial Mortgage-Backed Securities - Non-Agency	8.7%
Residential Mortgage-Backed Securities - Non-Agency	5.5%
Short-Term Investments	5.4%
Asset-Backed Securities	3.6%
Municipal Bonds	2.5%
Other Security TypesFootnote Reference*	0.8%
Liabilities in Excess of Other Assets	(13.7%)
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes, 3.50%, due 09/30/27	6.2%
U.S. Treasury Notes, 4.25%, due 08/15/35	3.6%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 02/01/52	1.8%
Federal National Mortgage Association, 4.50%, due 02/01/53	1.5%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 01/01/52	1.5%
Bank of America Corp., 2.30%, due 07/21/32 (1 day USD SOFR + 1.220%)	1.4%
Uniform Mortgage-Backed Security, TBA, 3.00%, due 12/01/51	1.3%
JPMorgan Chase & Co., 1.95%, due 02/04/32 (1 day USD SOFR + 1.065%)	1.2%
Wells Fargo & Co., 3.35%, due 03/02/33 (1 day USD SOFR + 1.500%)	1.0%
U.S. Treasury Notes, 3.63%, due 09/30/30	0.9%

Material Fund Change [Text Block]
Accountant Change Date	Sep. 30, 2025
C000228997
Shareholder Report [Line Items]
Fund Name	TCW MetWest Sustainable Securitized Fund
Class Name	Class I
Trading Symbol	MWESX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW MetWest Sustainable Securitized Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW MetWest Sustainable Securitized Fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$25	0.49%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[28]
AssetsNet	$ 21,427,645
Holdings Count | Holding	222
InvestmentCompanyPortfolioTurnover	181.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$21,427,645 # of Portfolio Holdings222 Portfolio Turnover Rate181%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Residential Mortgage-Backed Securities - Agency	39.8%
Commercial Mortgage-Backed Securities - Non-Agency	28.0%
Asset-Backed Securities	17.1%
U.S. Treasury Securities	14.7%
Residential Mortgage-Backed Securities - Non-Agency	11.0%
Short-Term Investments	6.3%
Commercial Mortgage-Backed Securities - Agency	1.1%
Liabilities in Excess of Other Assets	(18.0%)

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes, 4.25%, due 08/15/35	6.5%
U.S. Treasury Notes, 3.63%, due 09/30/30	4.4%
U.S. Treasury Notes, 3.50%, due 09/30/27	3.7%
Government National Mortgage Association, TBA, 5.50%, due 04/01/55	3.4%
Government National Mortgage Association, TBA, 5.00%, due 04/01/55	3.2%
Government National Mortgage Association, TBA, 3.50%, due 02/01/52	2.8%
Government National Mortgage Association, TBA, 4.00%, due 05/01/52	2.4%
Government National Mortgage Association, TBA, 2.50%, due 12/01/51	1.9%
Government National Mortgage Association, TBA, 4.50%, due 08/01/54	1.8%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 02/01/52	1.0%

Material Fund Change [Text Block]
Accountant Change Date	Sep. 30, 2025
C000228996
Shareholder Report [Line Items]
Fund Name	TCW MetWest Sustainable Securitized Fund
Class Name	Class M
Trading Symbol	MWERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW MetWest Sustainable Securitized Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	TCW MetWest Sustainable Securitized Fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class M	$36	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[29]
AssetsNet	$ 21,427,645
Holdings Count | Holding	222
InvestmentCompanyPortfolioTurnover	181.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$21,427,645 # of Portfolio Holdings222 Portfolio Turnover Rate181%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Residential Mortgage-Backed Securities - Agency	39.8%
Commercial Mortgage-Backed Securities - Non-Agency	28.0%
Asset-Backed Securities	17.1%
U.S. Treasury Securities	14.7%
Residential Mortgage-Backed Securities - Non-Agency	11.0%
Short-Term Investments	6.3%
Commercial Mortgage-Backed Securities - Agency	1.1%
Liabilities in Excess of Other Assets	(18.0%)

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes, 4.25%, due 08/15/35	6.5%
U.S. Treasury Notes, 3.63%, due 09/30/30	4.4%
U.S. Treasury Notes, 3.50%, due 09/30/27	3.7%
Government National Mortgage Association, TBA, 5.50%, due 04/01/55	3.4%
Government National Mortgage Association, TBA, 5.00%, due 04/01/55	3.2%
Government National Mortgage Association, TBA, 3.50%, due 02/01/52	2.8%
Government National Mortgage Association, TBA, 4.00%, due 05/01/52	2.4%
Government National Mortgage Association, TBA, 2.50%, due 12/01/51	1.9%
Government National Mortgage Association, TBA, 4.50%, due 08/01/54	1.8%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 02/01/52	1.0%

Material Fund Change [Text Block]
Accountant Change Date	Sep. 30, 2025

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.
[12]	Annualized.
[13]	Annualized.
[14]	Annualized.
[15]	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.
[16]	Annualized.
[17]	Annualized.
[18]	Annualized.
[19]	Annualized.
[20]	Annualized.
[21]	Annualized.
[22]	Annualized.
[23]	Annualized.
[24]	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.
[25]	Annualized.
[26]	Annualized.
[27]	Annualized.
[28]	Annualized.
[29]	Annualized.